Subsequent Events (Detail)	Dec. 04, 2020 ft²	Sep. 09, 2020
Subsequent Event [Line Items]
Stockholders' equity, reverse stock split, description		One-for-3.3169
Stockholders' equity, reverse stock split ratio		3.3169
Subsequent Event [Member]
Subsequent Event [Line Items]
Leased office space	68,187
:ease term	8 years 6 months
Lease, description	The Company's obligation for the payment of base rent for the Premises begins six months after the commencement date and will be $0.4 million per month, increasing up to $0.5 million during the term of the Lease. The Company has two options to extend the term of the Lease, each for a period of an additional five years. The Company expects the Premises to be ready for occupancy in the fourth quarter of 2021.